Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Compensation [Abstract]
Schedule of Assumptions Used in Valuing the Share Options on Grant Dates

The weighted average grant date fair value is $2.96. The following are the assumptions used in valuing the share options on the grant date during the year ended December 31, 2024 (in percentages, except as noted):

As of the
grant date
Volatility	15.69
Risk-free rate	4.12
Pre-vesting forfeiture rate	0.00 – 15.92
Dividend yield	0.00
The following are the assumptions used in valuing the share options on the grant date during the year ended December 31, 2024 (in percentages, except as noted):
As of the grant date
Volatility	15.69
Risk-free rate	4.12
Pre-vesting forfeiture rate	0.00 – 15.92
Dividend yield	0.00

Schedule of Nonvested Share Options

A summary of changes in the Company’s nonvested share options for the year is summarized as follows:

		Weighted
		average grant
	Number of	date per share
	shares	fair value
Balance at January 1, 2024	-	$-
Granted	2,420,000	2.96
Vested and exercised	(1,694,000)	2.94
Forfeited	(201,000)	3.03
Non-vested at December 31, 2024 and June 30, 2025	525,000	$3.03

A summary of changes in the Company’s nonvested share options for the year are summarized as follows:

	Number of shares	Weighted average grant date per share fair value
Balance at January 1, 2024	-	$-
Granted	2,420,000	2.96
Vested and exercised	(1,694,000)	2.94
Forfeited	(201,000)	3.03
Non-vested at December 31, 2024	525,000	$3.03